CLOUGH GLOBAL DIVIDEND AND INCOME FUND

CLOUGH GLOBAL EQUITY FUND

CLOUGH GLOBAL OPPORTUNITIES FUND

Schedules of Investments

January 31, 2025

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.28%
Communication Services - 1.59%
AT&T, Inc.(a)(b)	20,300	$481,719
Verizon Communications, Inc.	18,600	732,654
		1,214,373

Consumer Discretionary - 6.40%
Autoliv, Inc.(b)	14,250	1,377,405
BYD Co. Ltd.	15,900	557,078
D.R. Horton, Inc.(b)	10,270	1,457,313
PulteGroup, Inc.(b)	13,080	1,488,242
		4,880,038

Consumer Staples - 5.45%
Philip Morris International, Inc.(b)	21,600	2,812,320
Procter & Gamble Co.(b)	8,100	1,344,519
		4,156,839

Energy - 10.07%
Cheniere Energy, Inc.(b)	7,930	1,773,544
Chevron Corp.(a)(b)	10,600	1,581,414
Expand Energy Corp.(a)(b)	19,660	1,997,456
Exxon Mobil Corp.(b)	14,610	1,560,786
Range Resources Corp.	20,400	755,616
		7,668,816

Financials - 15.61%
Bank of America Corp.(b)	24,000	1,111,200
Charles Schwab Corp.	6,400	529,408
Everest Group Ltd.	3,145	1,092,919
Fidelis Insurance Holdings Ltd.	44,800	739,200
ICICI Bank Ltd. - Sponsored ADR(a)(b)	46,900	1,344,623
JPMorgan Chase & Co.(b)	13,300	3,555,090
Morgan Stanley(a)(b)	18,550	2,567,876
Prudential Financial, Inc.(b)	3,300	398,508
Starwood Property Trust, Inc.(a)(b)	28,600	553,410
		11,892,234

Health Care - 7.54%
Cigna Group(b)	3,300	970,893
Elevance Health, Inc.(b)	4,900	1,938,930
Encompass Health Corp.(b)	12,200	1,211,094
Gilead Sciences, Inc.(b)	6,300	612,360
Johnson & Johnson(a)(b)	3,107	472,730
Medtronic PLC(a)(b)	6,000	544,920
		5,750,927
	Shares	Value
COMMON STOCKS - 84.28% (continued)
Industrials - 13.76%
AerCap Holdings NV	9,040	$864,224
Airbus SE	23,522	4,078,009
EMCOR Group, Inc.	980	439,099
General Dynamics Corp.(b)	4,145	1,065,182
Honeywell International, Inc.	3,700	827,764
Huntington Ingalls Industries, Inc.	4,750	936,985
Quanta Services, Inc.	2,410	741,340
RTX Corp.(a)(b)	11,895	1,533,860
		10,486,463

Information Technology - 15.41%
Amphenol Corp., Class A	11,100	785,658
Apple, Inc.(a)(b)	5,660	1,335,760
Broadcom, Inc.(a)(b)	7,199	1,592,923
Dell Technologies, Inc., Class C	10,600	1,098,160
Micron Technology, Inc.	8,590	783,752
Microsoft Corp.(b)	9,895	4,107,019
SK Hynix, Inc.	14,908	2,043,822
		11,747,094

Materials - 4.40%
Dow, Inc.(b)	17,100	667,755
Ecolab, Inc.	3,030	758,076
Freeport-McMoRan, Inc., Class B(b)	24,550	880,118
Glencore PLC	119,560	519,588
Vale SA - Sponsored ADR, Class B(b)	56,300	523,027
		3,348,564

Real Estate - 1.74%
Simon Property Group, Inc.(a)(b)	4,800	834,528
VICI Properties, Inc.(a)(b)	16,500	491,205
		1,325,733

Utilities - 2.31%
Duke Energy Corp.(b)	10,400	1,164,696
Entergy Corp.	7,300	591,884
		1,756,580

TOTAL COMMON STOCKS
(Cost $52,939,119)		64,227,661

See Notes to Schedules of Investments

2

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 24.00%
Consumer Discretionary - 3.67%
Amazon.com, Inc., 4/13/2052, 3.950%	$1,590,000	$1,256,582
Melco Resorts Finance Ltd., 7/21/2028, 5.750%(b)(c)(d)	250,000	239,425
MGM Resorts Intl., 4/15/2032, 6.500%	1,300,000	1,301,864
		2,797,871

Consumer Staples - 1.26%
Haleon US Capital LLC, 3/24/2052, 4.000%	1,250,000	958,049

Energy - 6.26%
BP Capital Markets America, Inc., 3/17/2052, 3.001%	1,170,000	733,322
NGL Energy Operating LLC, 2/15/2029, 8.125%(c)(d)	1,580,000	1,622,578
Transocean, Inc., 5/15/2031, 8.500%(c)(d)	2,400,000	2,418,036
		4,773,936

Financials - 4.22%
Bank of America Corp., 10/25/2035, 5.518%	1,300,000	1,272,111
Citigroup, Inc., Perpetual Maturity, 4.000%(e)	200,000	197,630
Citigroup, Inc., Perpetual Maturity, 4.150%(e)	1,300,000	1,265,910
Trinity Capital, Inc., 8/24/2026, 4.375%(b)	500,000	477,127
		3,212,778

Industrials - 5.30%
TransDigm, Inc., 1/15/2033, 6.000%(c)(d)	4,090,000	4,038,453

Information Technology - 1.59%
Apple, Inc., 2/8/2051, 2.650%	1,110,000	685,058
Broadcom, Inc., 2/15/2051, 3.750%(c)(d)	720,000	528,805
		1,213,863
Materials - 1.70%
Cleveland-Cliffs, Inc., 3/15/2032, 7.000%(c)(d)	1,300,000	1,298,440

TOTAL CORPORATE BONDS
(Cost $18,621,285)		18,293,390
Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 6.88%
Treasury Notes
11/30/2029, 4.125%	1,670,000	$1,655,714
5/15/2034, 4.375%	2,010,000	1,985,974
8/15/2053, 4.125%	1,800,000	1,603,687
		5,245,375

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,305,746)		5,245,375

Description/Maturity Date/Rate	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.02%
United States Small Business Administration, 12/1/2028, 6.220%(b)	13,952	14,211

TOTAL ASSET-BACKED SECURITIES
(Cost $13,952)		14,211

	Shares	Value
MONEY MARKET FUNDS - 3.40%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 4.260% (7-day yield)	2,590,776	2,590,776

TOTAL MONEY MARKET FUNDS
(Cost $2,590,776)		2,590,776

TOTAL INVESTMENTS - 118.58%
(Cost $79,470,878)		90,371,413

Liabilities in Excess of Other Assets - (18.58)%(f)		(14,159,136)

NET ASSETS - 100.00%		$76,212,277

See Notes to Schedules of Investments

3

Clough Global Dividend and Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.26)%
Consumer Discretionary - (9.34)%
Asbury Automotive Group, Inc.	(2,508)	$(744,073)
Brunswick Corp.	(8,700)	(586,728)
Cava Group, Inc.	(3,450)	(465,922)
Choice Hotels International, Inc.	(6,000)	(883,980)
Ford Motor Co.	(83,600)	(842,688)
General Motors Co.	(9,200)	(455,032)
G-III Apparel Group, Ltd.	(6,900)	(215,418)
H&R Block, Inc.	(11,000)	(608,410)
Harley-Davidson, Inc.	(9,300)	(251,658)
Lithia Motors, Inc.	(820)	(308,402)
Lowe’s Cos., Inc.	(3,050)	(793,122)
Sweetgreen, Inc., Class A	(11,850)	(390,102)
Valvoline, Inc.	(15,400)	(571,494)
		(7,117,029)

Consumer Staples - (4.03)%
Boston Beer Co., Inc., Class A	(2,300)	(576,541)
Conagra Brands, Inc.	(7,600)	(196,764)
Diageo PLC - Sponsored ADR	(5,100)	(611,847)
Energizer Holdings, Inc.	(6,000)	(203,940)
Hershey Co.	(2,300)	(343,275)
Molson Coors Beverage Co., Class B	(10,750)	(588,563)
Monster Beverage Corp	(11,300)	(550,423)
		(3,071,353)

Financials - (1.03)%
Affirm Holdings, Inc.	(8,420)	(514,209)
SoFi Technologies, Inc.	(17,400)	(274,572)
		(788,781)

Industrials - (4.68)%
Deere & Co.	(2,050)	(976,948)
Hayward Holdings, Inc.	(26,580)	(400,295)
Middleby Corp.	(2,050)	(350,837)
Rockwell Automation, Inc.	(1,330)	(370,312)
Ryder System, Inc.	(2,420)	(385,772)
SiteOne Landscape Supply, Inc.	(4,000)	(569,200)
Toro Co.	(6,100)	(507,947)
		(3,561,311)

Information Technology - (2.40)%
International Business Machines Corp.	(4,913)	(1,256,254)
Intuit, Inc.	(950)	(571,435)
		(1,827,689)
SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (22.26)% (Continued)
Real Estate - (0.78)%
Alexandria Real Estate Equities, Inc.	(6,100)	$(593,835)

TOTAL COMMON STOCKS
(Proceeds $16,627,692)		(16,959,998)

EXCHANGE-TRADED FUNDS - (1.63)%
Financial Select Sector SPDR Fund	(16,100)	(828,667)
Industrial Select Sector SPDR Fund	(3,000)	(415,050)
		(1,243,717)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $1,202,172)		(1,243,717)

TOTAL SECURITIES SOLD SHORT - (23.89%)
(Proceeds $17,829,864)		(18,203,715)

Investment Abbreviations:

ADR - American Depository Receipt

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SE - Société Européenne (French: European Society/Company)

(a)	Loaned security; a portion or all of the security is on loan as of January 31, 2025.
(b)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2025, the aggregate value of those securities was $40,959,328, representing 53.74% of net assets.

(c)	Restricted security.
(d)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2025, these securities had an aggregate value of $10,145,737 or 13.31% of net assets.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

4

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 118.81%
Communication Services - 12.32%
Alphabet, Inc.(a)	42,290	$8,694,824
Liberty Media Corp. - Liberty Formula One, Class C(a)(b)	10,100	966,570
Meta Platforms, Inc.(a)	8,472	5,838,733
Reddit, Inc., Class A(b)	13,230	2,640,046
		18,140,173

Consumer Discretionary - 26.44%
Amazon.com, Inc.(a)(b)	49,390	11,739,015
Autoliv, Inc.	15,000	1,449,900
Booking Holdings, Inc.(a)(c)	350	1,658,146
BYD Co. Ltd.	53,300	1,867,439
Carnival Corp.(a)(b)(c)	169,900	4,701,133
D.R. Horton, Inc.(a)(c)	22,925	3,253,057
DraftKings, Inc., Class A(b)	62,600	2,626,070
MakeMyTrip Ltd.(b)	17,100	1,868,517
MercadoLibre, Inc.(b)	650	1,249,424
PulteGroup, Inc.(a)(c)	27,610	3,141,466
Royal Caribbean Cruises Ltd.(a)(c)	20,210	5,387,986
		38,942,153

Consumer Staples - 5.35%
Philip Morris International, Inc.(a)	36,700	4,778,340
Procter & Gamble Co.(a)(c)	6,100	1,012,539
Walmart, Inc.	21,210	2,081,974
		7,872,853

Energy - 7.99%
Cheniere Energy, Inc.(a)	15,150	3,388,298
Chevron Corp.	9,800	1,462,062
Expand Energy Corp.(a)(c)	35,467	3,603,447
Range Resources Corp.	38,700	1,433,448
Transocean Ltd.(a)(b)(c)	481,477	1,887,390
		11,774,645

Financials - 13.24%
Berkshire Hathaway, Inc., Class A(a)(b)	3	2,107,840
Charles Schwab Corp.	13,600	1,124,992
Coinbase Global, Inc., Class A(b)	8,790	2,560,791
Everest Group Ltd.	5,370	1,866,129
Fidelis Insurance Holdings Ltd.	79,100	1,305,150
ICICI Bank Ltd. - Sponsored ADR(a)(c)	112,500	3,225,375
JPMorgan Chase & Co.(a)	15,800	4,223,340
Moelis & Co., Class A	20,000	1,565,800
Progressive Corp.	6,100	1,503,284
		19,482,701
	Shares	Value
COMMON STOCKS - 118.81% (continued)
Health Care - 11.50%
Cigna Group	6,250	$1,838,812
DexCom, Inc.(b)	28,600	2,483,338
Elevance Health, Inc.	9,200	3,640,440
Encompass Health Corp.(a)(c)	12,800	1,270,656
HealthEquity, Inc.(b)	28,700	3,169,054
Jazz Pharmaceuticals PLC(b)	13,400	1,666,558
Orthofix Medical, Inc.(b)	47,600	872,508
UnitedHealth Group, Inc.(a)	3,700	2,007,213
		16,948,579

Industrials - 17.31%
AerCap Holdings NV	17,655	1,687,818
Airbus SE	33,517	5,810,842
Boeing Co.(a)(b)(c)	24,845	4,385,639
BWX Technologies, Inc.	12,800	1,445,504
EMCOR Group, Inc.	3,746	1,678,433
General Dynamics Corp.(a)(c)	4,940	1,269,481
Honeywell International, Inc.	7,000	1,566,040
Huntington Ingalls Industries, Inc.	9,020	1,779,285
Northrop Grumman Corp.(a)(c)	2,643	1,287,855
Quanta Services, Inc.	4,560	1,402,702
Uber Technologies, Inc.(b)	47,400	3,168,690
		25,482,289

Information Technology - 19.51%
Amphenol Corp., Class A(a)	54,700	3,871,666
Apple, Inc.(a)(c)	15,640	3,691,040
Broadcom, Inc.(a)(c)	13,608	3,011,042
Dell Technologies, Inc., Class C(a)(c)	26,560	2,751,616
Micron Technology, Inc.	16,165	1,474,895
Microsoft Corp.(a)	21,310	8,844,929
Palo Alto Networks, Inc.(b)	7,600	1,401,592
SK Hynix, Inc.	26,879	3,684,994
		28,731,774

Materials - 2.96%
Ecolab, Inc.	6,600	1,651,254
Freeport-McMoRan, Inc., Class B(a)	37,900	1,358,715
Glencore PLC	311,991	1,355,860
		4,365,829

Real Estate - 0.38%
Simon Property Group, Inc.(a)(c)	3,200	556,352

See Notes to Schedules of Investments

5

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 118.81% (continued)
Utilities - 1.81%
Duke Energy Corp.(a)(c)	17,755	$1,988,382
Entergy Corp.(a)	8,400	681,072
		2,669,454

TOTAL COMMON STOCKS
(Cost $139,734,610)		174,966,802

	Shares	Value
MONEY MARKET FUNDS - 3.98%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 4.260% (7-day yield)	5,858,702	5,858,702

TOTAL MONEY MARKET FUNDS
(Cost $5,858,702)		5,858,702

TOTAL INVESTMENTS - 122.79%
(Cost $145,593,312)		180,825,504

Liabilities in Excess of Other Assets - (22.79)%(d)		(33,558,753)

NET ASSETS - 100.00%		$147,266,751

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.05)%
Consumer Discretionary - (8.58)%
Asbury Automotive Group, Inc.	(4,462)	(1,323,786)
Brunswick Corp.	(5,480)	(369,571)
Cava Group, Inc.	(6,600)	(891,330)
Choice Hotels International, Inc.	(11,400)	(1,679,562)
Ford Motor Co.	(158,300)	(1,595,664)
General Motors Co.	(17,200)	(850,712)
G-III Apparel Group, Ltd.	(12,100)	(377,762)
H&R Block, Inc.	(21,000)	(1,161,510)
Harley-Davidson, Inc.	(17,600)	(476,256)
Lithia Motors, Inc.	(1,540)	(579,194)
Lowe’s Cos., Inc.	(5,800)	(1,508,232)
Sweetgreen, Inc., Class A	(22,600)	(743,992)
Valvoline, Inc.	(29,200)	(1,083,612)
		(12,641,183)
SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (22.05)% (Continued)
Consumer Staples - (4.89)%
Boston Beer Co., Inc., Class A	(4,300)	$(1,077,881)
Conagra Brands, Inc.	(41,600)	(1,077,024)
Diageo PLC - Sponsored ADR	(9,600)	(1,151,712)
Energizer Holdings, Inc.	(11,200)	(380,688)
Hershey Co.	(4,300)	(641,775)
Molson Coors Beverage Co., Class B	(20,380)	(1,115,805)
Monster Beverage Corp	(21,200)	(1,032,652)
Post Holdings, Inc.	(6,800)	(721,888)
		(7,199,425)

Financials - (1.01)%
Affirm Holdings, Inc.	(15,970)	(975,288)
SoFi Technologies, Inc.	(33,100)	(522,318)
		(1,497,606)

Industrials - (4.54)%
Deere & Co.	(3,890)	(1,853,819)
Hayward Holdings, Inc.	(47,750)	(719,115)
Middleby Corp.	(3,850)	(658,889)
Rockwell Automation, Inc.	(2,530)	(704,428)
Ryder System, Inc.	(4,630)	(738,068)
SiteOne Landscape Supply, Inc.	(7,600)	(1,081,480)
Toro Co.	(11,100)	(924,297)
		(6,680,096)

Information Technology - (2.27)%
International Business Machines Corp.	(8,854)	(2,263,968)
Intuit, Inc.	(1,800)	(1,082,718)
		(3,346,686)

Real Estate - (0.76)%
Alexandria Real Estate Equities, Inc.	(11,500)	(1,119,525)

TOTAL COMMON STOCKS
(Proceeds $31,828,346)		(32,484,521)

EXCHANGE-TRADED FUNDS - (2.12)%
Financial Select Sector SPDR Fund	(30,300)	(1,559,541)
Industrial Select Sector SPDR Fund	(11,300)	(1,563,355)
		(3,122,896)
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $3,027,100)		(3,122,896)

TOTAL SECURITIES SOLD SHORT - (24.17%)
(Proceeds $34,855,446)		(35,607,417)

See Notes to Schedules of Investments

6

Clough Global Equity Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

Investment Abbreviations:

ADR - American Depository Receipt

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SE - Société Européenne (French: European Society/Company)

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2025, the aggregate value of those securities was $89,248,450, representing 60.60% of net assets.
(b)	Non-income producing security.
(c)	Loaned security; a portion or all of the security is on loan as of January 31, 2025.
(d)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

7

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.04%
Communication Services - 10.31%
Alphabet, Inc.(a)	74,245	$15,264,772
Liberty Media Corp. - Liberty Formula One, Class C(a)(b)(c)	33,100	3,167,670
Meta Platforms, Inc.(a)	7,190	4,955,204
Reddit, Inc., Class A(b)	15,570	3,106,994
		26,494,640

Consumer Discretionary - 24.75%
Amazon.com, Inc.(a)(b)	77,340	18,382,171
Booking Holdings, Inc.(a)(c)	574	2,719,359
BYD Co. Ltd.	89,300	3,128,749
Carnival Corp.(a)(b)(c)	300,500	8,314,835
D.R. Horton, Inc.(a)	40,110	5,691,609
DraftKings, Inc., Class A(a)(b)(c)	139,800	5,864,610
MakeMyTrip Ltd.(b)	30,000	3,278,100
MercadoLibre, Inc.(b)	1,170	2,248,962
PulteGroup, Inc.(a)(c)	49,290	5,608,216
Royal Caribbean Cruises Ltd.(a)(c)	31,337	8,354,444
		63,591,055

Consumer Staples - 3.78%
Philip Morris International, Inc.(a)	61,500	8,007,300
Procter & Gamble Co.(a)(c)	10,200	1,693,098
		9,700,398

Energy - 7.51%
Cheniere Energy, Inc.(a)(c)	19,800	4,428,270
Chevron Corp.	17,300	2,580,987
Expand Energy Corp.(a)(c)	62,917	6,392,367
Range Resources Corp.	68,000	2,518,720
Transocean Ltd.(a)(b)(c)	862,095	3,379,412
		19,299,756

Financials - 11.48%
Berkshire Hathaway, Inc., Class A(a)(b)	5	3,513,068
Charles Schwab Corp.(a)(c)	20,600	1,704,032
Coinbase Global, Inc., Class A(b)	15,430	4,495,222
Everest Group Ltd.	7,990	2,776,605
Fidelis Insurance Holdings Ltd.	142,100	2,344,650
ICICI Bank Ltd. - Sponsored ADR(a)(c)	192,800	5,527,576
JPMorgan Chase & Co.(a)	24,300	6,495,390
Progressive Corp.	10,700	2,636,908
		29,493,451
	Shares	Value
COMMON STOCKS - 99.04% (continued)
Health Care - 7.40%
Cigna Group	10,900	$3,206,889
DexCom, Inc.(a)(b)	50,100	4,350,183
Elevance Health, Inc.(a)	16,100	6,370,770
Encompass Health Corp.(a)(c)	21,900	2,174,013
HealthEquity, Inc.(b)	26,400	2,915,088
		19,016,943

Industrials - 14.81%
AerCap Holdings NV	19,080	1,824,048
Airbus SE	59,789	10,365,618
Boeing Co.(a)(b)(c)	43,765	7,725,398
EMCOR Group, Inc.(a)	4,799	2,150,240
General Dynamics Corp.(a)(c)	8,240	2,117,515
Honeywell International, Inc.	12,300	2,751,756
Huntington Ingalls Industries, Inc.(a)	15,890	3,134,461
Quanta Services, Inc.	7,970	2,451,652
Uber Technologies, Inc.(b)	82,900	5,541,865
		38,062,553

Information Technology - 15.56%
Amphenol Corp., Class A(a)	65,800	4,657,324
Apple, Inc.(a)(c)	18,580	4,384,880
Broadcom, Inc.(a)(c)	24,288	5,374,206
Dell Technologies, Inc., Class C	26,120	2,706,032
Micron Technology, Inc.	28,590	2,608,552
Microsoft Corp.(a)(c)	29,150	12,098,999
Palo Alto Networks, Inc.(b)	13,400	2,471,228
SK Hynix, Inc.	41,365	5,670,962
		39,972,183

Materials - 1.78%
Freeport-McMoRan, Inc., Class B	78,550	2,816,018
Glencore PLC	399,635	1,736,746
		4,552,764

Real Estate - 0.38%
Simon Property Group, Inc.(a)(c)	5,600	973,616

Utilities - 1.28%
Duke Energy Corp.(a)(c)	18,700	2,094,213
Entergy Corp.	14,700	1,191,876
		3,286,089

TOTAL COMMON STOCKS
(Cost $201,409,620)		254,443,448

See Notes to Schedules of Investments

8

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 10.68%
Consumer Discretionary - 1.83%
Amazon.com, Inc., 4/13/2052, 3.950%	$5,060,000	$3,998,934
MGM Resorts Intl., 4/15/2032, 6.500%	700,000	701,004
		4,699,938

Consumer Staples - 1.16%
Haleon US Capital LLC, 3/24/2052, 4.000%	3,900,000	2,989,113

Energy - 2.98%
BP Capital Markets America, Inc., 3/17/2052, 3.001%	3,740,000	2,344,124
NGL Energy Operating LLC, 2/15/2029, 8.125%(d)(e)	5,180,000	5,319,591
		7,663,715

Financials - 0.77%
Bank of America Corp., 10/25/2035, 5.518%	700,000	684,982
Citigroup, Inc., Perpetual Maturity, 4.000%(f)	600,000	592,890
Citigroup, Inc., Perpetual Maturity, 4.150%(f)	700,000	681,644
		1,959,516

Industrials - 2.21%
TransDigm, Inc., 1/15/2033, 6.000%(d)(e)	5,750,000	5,677,531

Information Technology - 1.46%
Apple, Inc., 2/8/2051, 2.650%	3,520,000	2,172,435
Broadcom, Inc., 2/15/2051, 3.750%(d)(e)	2,140,000	1,571,727
		3,744,162

Materials - 0.27%
Cleveland-Cliffs, Inc., 3/15/2032, 7.000%(d)(e)	700,000	699,160

TOTAL CORPORATE BONDS
(Cost $28,287,540)		27,433,135
Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 9.66%
Treasury Notes
11/30/2029, 4.125%	5,560,000	$5,512,436
5/15/2034, 4.375%	14,400,000	14,227,875
8/15/2053, 4.125%	5,700,000	5,078,344
		24,818,655

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,039,912)		24,818,655

	Shares	Value
MONEY MARKET FUNDS - 3.85%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 4.260% (7-day yield)	9,887,792	9,887,792

TOTAL MONEY MARKET FUNDS
(Cost $9,887,792)		9,887,792

TOTAL INVESTMENTS - 123.23%
(Cost $264,624,864)		316,583,030

Liabilities in Excess of Other Assets - (23.23)%(g)		(59,668,720)

NET ASSETS - 100.00%		$256,914,310

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.44)%
Consumer Discretionary - (8.83)%
Asbury Automotive Group, Inc.	(7,897)	(2,342,882)
Brunswick Corp.	(15,650)	(1,055,436)
Cava Group, Inc.	(11,500)	(1,553,075)
Choice Hotels International, Inc.	(20,200)	(2,976,066)
Ford Motor Co.	(278,800)	(2,810,304)
General Motors Co.	(30,500)	(1,508,530)
G-III Apparel Group, Ltd.	(21,700)	(677,474)
H&R Block, Inc.	(36,700)	(2,029,877)
Harley-Davidson, Inc.	(31,000)	(838,860)
Lithia Motors, Inc.	(2,794)	(1,050,823)
Lowe’s Cos., Inc.	(10,100)	(2,626,404)
Sweetgreen, Inc., Class A	(39,550)	(1,301,986)
Valvoline, Inc.	(51,400)	(1,907,454)
		(22,679,171)

See Notes to Schedules of Investments

9

Clough Global Opportunities Fund

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS - (22.44)% (Continued)
Consumer Staples - (4.92)%
Boston Beer Co., Inc., Class A	(7,600)	$(1,905,092)
Conagra Brands, Inc.	(73,000)	(1,889,970)
Diageo PLC - Sponsored ADR	(16,800)	(2,015,496)
Energizer Holdings, Inc.	(19,800)	(673,002)
Hershey Co.	(7,600)	(1,134,300)
Molson Coors Beverage Co., Class B	(35,660)	(1,952,385)
Monster Beverage Corp	(37,400)	(1,821,754)
Post Holdings, Inc.	(11,900)	(1,263,304)
		(12,655,303)

Financials - (1.03)%
Affirm Holdings, Inc.	(28,030)	(1,711,792)
SoFi Technologies, Inc.	(58,100)	(916,818)
		(2,628,610)

Industrials - (4.58)%
Deere & Co.	(6,860)	(3,269,202)
Hayward Holdings, Inc.	(85,360)	(1,285,522)
Middleby Corp.	(6,800)	(1,163,752)
Rockwell Automation, Inc.	(4,450)	(1,239,013)
Ryder System, Inc.	(8,050)	(1,283,251)
SiteOne Landscape Supply, Inc.	(13,300)	(1,892,590)
Toro Co.	(19,800)	(1,648,746)
		(11,782,076)

Information Technology - (2.31)%
International Business Machines Corp.	(15,726)	(4,021,138)
Intuit, Inc.	(3,140)	(1,888,741)
		(5,909,879)

Real Estate - (0.77)%
Alexandria Real Estate Equities, Inc.	(20,400)	(1,985,940)

TOTAL COMMON STOCKS
(Proceeds $56,522,954)		(57,640,979)

EXCHANGE-TRADED FUNDS - (2.14)%
Financial Select Sector SPDR Fund	(53,500)	(2,753,645)
Industrial Select Sector SPDR Fund	(19,900)	(2,753,165)
		(5,506,810)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $5,338,015)		(5,506,810)

TOTAL SECURITIES SOLD SHORT - (24.58%)
(Proceeds $61,860,969)		(63,147,789)

Investment Abbreviations:

ADR - American Depository Receipt

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SE - Société Européenne (French: European Society/Company)

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2025, the aggregate value of those securities was $159,931,557, representing 62.25% of net assets.
(b)	Non-income producing security.
(c)	Loaned security; a portion or all of the security is on loan as of January 31, 2025.
(d)	Restricted security.
(e)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2025, these securities had an aggregate value of $13,268,009 or 5.16% of net assets.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

10

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (each a “Fund”, collectively the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware on April 27, 2004, January 25, 2005, and January 12, 2006, respectively for Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval. Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees (the “Board”) may authorize separate classes of shares of beneficial interest. The common shares of Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE American LLC and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The net asset value (“NAV”) per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by a Fund at times when the Fund is not open for business. As a result, each Fund’s NAV may change at times when it is not possible to purchase or sell shares of that Fund.

Investment Valuation – Securities and securities sold short, held by each Fund, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Clough Capital Partners L.P. (“Clough” or the “Adviser”), as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

11

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

The following is a summary of the inputs used as of January 31, 2025, in valuing each Fund’s investments carried at value.

Clough Global Dividend and Income Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$64,227,661	$–	$–	$64,227,661
Corporate Bonds	–	18,293,390	–	18,293,390
U.S. Treasury Obligations	–	5,245,375	–	5,245,375
Asset-Backed Securities	–	14,211	–	14,211
Money Market Funds	2,590,776	–	–	2,590,776
Total	$66,818,437	$23,552,976	$–	$90,371,413
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(16,959,998)	–	–	(16,959,998)
Exchange-Traded Funds	(1,243,717)	–	–	(1,243,717)
Total	$(18,203,715)	$–	$–	$(18,203,715)

Clough Global Equity Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$174,966,802	$–	$–	$174,966,802
Money Market Funds	5,858,702	–	–	5,858,702
Total	$180,825,504	$–	$–	$180,825,504
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(32,484,521)	–	–	(32,484,521)
Exchange-Traded Funds	(3,122,896)	–	–	(3,122,896)
Total	$(35,607,417)	$–	$–	$(35,607,417)

Clough Global Opportunities Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$254,443,448	$–	$–	$254,443,448
Corporate Bonds	–	27,433,135	–	27,433,135
U.S. Treasury Obligations	–	24,818,655	–	24,818,655
Money Market Funds	9,887,792	–	–	9,887,792
Total	$264,331,240	$52,251,790	$–	$316,583,030
Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(57,640,979)	–	–	(57,640,979)
Exchange-Traded Funds	(5,506,810)	–	–	(5,506,810)
Total	$(63,147,789)	$–	$–	$(63,147,789)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

In the event an independent pricing service is unable to provide an evaluated price for a security or the Adviser believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/ dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

The Funds may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2025, the outstanding borrowings for Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund of $16,000,000, $36,000,000, and $64,500,000 respectively under each Fund’s Committed Facility Agreement are categorized as Level 2 within the fair value hierarchy.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Foreign Securities – Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

12

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds – Each Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales – Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current value of the security sold short. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Restricted Securities: Although the Funds will invest primarily in publicly traded securities, they may invest a portion of their assets (up to 10% of its value) in restricted securities. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

Restricted securities as of January 31, 2025, were as follows.

Clough Global Dividend and Income Fund

Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Broadcom, Inc.	0.69%	6/12/2024	$720,000	$552,815	$528,805
Cleveland-Cliffs, Inc.	1.70	11/19/2024	1,300,000	1,303,181	1,298,440
Melco Resorts Finance Ltd.	0.31	9/21/2020	250,000	251,707	239,425
NGL Energy Operating LLC	2.13	11/15/2024	1,580,000	1,612,193	1,622,578
TransDigm, Inc.	5.30	10/16/2024	4,090,000	4,066,765	4,038,453
Transocean, Inc.	3.17	1/29/2025	2,400,000	2,417,987	2,418,036
TOTAL	13.30%		$10,340,000	$10,204,648	$10,145,737

Clough Global Opportunities Fund Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Broadcom, Inc.	0.61%	6/12/2024	$2,140,000	$1,643,015	$1,571,727
Cleveland-Cliffs, Inc.	0.27	11/19/2024	700,000	701,713	699,160
NGL Energy Operating LLC	2.07	11/15/2024	5,180,000	5,285,545	5,319,591
TransDigm, Inc.	2.21	10/16/2024	5,750,000	5,763,973	5,677,531
TOTAL	5.16%		$13,770,000	$13,394,246	$13,268,009

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

13

Clough Global Funds

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in NAV. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may result in the securities held by the Funds being subject to larger short-term declines in value compared to other types of investments.

The Funds may have elements of risk due to their investments in foreign issuers located in various countries outside the U.S. Such investments may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The economic impacts of a global pandemic may adversely impact the Funds’ ability to reach their investment objectives and may adversely affect the value and liquidity of the Funds’ investments. Because of uncertainties in valuation, values reflected in the Schedules of Investments may differ from the value received upon sales of those investments. These circumstances may continue for an extended period of time, and may adversely affect the value and liquidity of the Funds’ investments.

Prices of bonds and other fixed rate fixed-income securities are subject to interest rate risk as the price tends to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the Funds’ investments in these securities to decline. Interest rates in the United States have been rising and might increase in the near future. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates.

NOTE 2 - COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP. Each Fund entered a Special Custody and Pledge Agreement (the “Pledge Agreement”) dated December 9, 2013, as amended, between each Fund, the Funds’ custodian, and BNP. As of October 31, 2016, the Pledge Agreement was assigned from BNP to BNP Paribas Prime Brokerage International, Ltd. Per the Pledge Agreement, borrowings under the Agreement are secured by assets of each Fund that are held by the Fund’s custodian in a separate account (the “pledged collateral”). On January 31, 2025, the pledged collateral was valued at $34,094,258, $74,512,463 and $132,504,813 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days’ notice, reduce the Maximum Commitment Financing to the highest possible amount that, if fully drawn, would be in compliance with the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus 0.80% on the amount borrowed.

The Maximum Commitment Financing allowed under the Agreement is the lower of the outstanding borrowings of each Fund or $63,300,000, $139,500,000 and $257,000,000 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and the Clough Global Opportunities Fund, respectively. As of January 31, 2025, the outstanding borrowings for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $16,000,000, $36,000,000 and $64,500,000, respectively. The interest rate applicable to the borrowings of Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on January 31, 2025, was 5.13%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to re-register the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP. Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the year in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Should the borrower of the securities fail financially, the Funds have the right to reduce the outstanding amount of the Current Borrowings against which the pledged collateral has been secured. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair value of such Lent Securities against the Current Borrowings. As of January 31, 2025, the value of the Lent Securities for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $13,040,273, $30,815,318, and $58,004,730, respectively.

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